    As filed with the Securities and Exchange Commission on June 3, 2002

                                                            File Nos.  33-49552
                                                                       811-6740

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 21
                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 27

                          CITIFUNDS INSTITUTIONAL TRUST
               (Exact Name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York 10004
                    (Address of Principal Executive Officers)

        Registrant's Telephone Number, including Area Code: 800-451-2010

    Robert I. Frenkel, 300 First Stamford Place, Stamford, Connecticut 06902
                     (Name and Address of Agent for Service)

                                    Copy to:
             Roger P. Joseph, Bingham Dana LLP, 150 Federal Street,
                           Boston, Massachusetts 02110


It is proposed that this filing will become effective on August 17, 2002 pursuant to paragraph (b) of Rule 485.

This filing relates solely to shares of the Trust's series Citi Institutional Enhanced Income Fund. Institutional Portfolio, on behalf of Institutional Enhanced Portfolio, has also executed this Registration Statement.

                                   PROSPECTUS
                                  ------------

                        --------------------------------

                   CITI(SM) INSTITUTIONAL ENHANCED INCOME FUND
                        --------------------------------

__________ __, 2002


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


                                  CITIFUNDS(R)
                              ---------------------

                              INSTITUTIONAL SERIES

   --------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
   --------------------------------------------------------------------------

TABLE OF CONTENTS

FUND AT A GLANCE ..................................................

YOUR ACCOUNT ......................................................

   How To Buy Shares ..............................................

   How The Price Of Your Shares Is Calculated .....................

   How To Sell Shares .............................................

   Exchanges ......................................................

   Dividends ......................................................

   Tax Matters ....................................................

MANAGEMENT OF THE FUND ............................................

   Manager ........................................................

   Management Fees ................................................

   Distribution Arrangements ......................................

MORE ABOUT THE FUND ...............................................

   Principal Investment Strategies ................................

FUND AT A GLANCE

Citi Institutional Enhanced Income Fund invests primarily in money market instruments and short-term debt securities denominated in U.S. dollars. The Fund is designed to generate a higher yield than a money market fund, although there can be no assurance that this will be the case.

CITI INSTITUTIONAL ENHANCED INCOME FUND
This summary briefly describes Citi Institutional Enhanced Income Fund and the principal risks of investing in it. For more information, see MORE ABOUT THE FUND on page __.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity, current income and preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Citi Institutional Enhanced Income Fund invests primarily in money market instruments and short-term debt securities denominated in U.S. dollars. These may include:

  o obligations of U.S. and non-U.S. banks;

  o corporate debt obligations and asset backed securities;

  o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

  o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Under normal circumstances, at least 70% of the Fund's assets will consist of securities that are rated in the highest short-term rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality. These investments may include commercial paper rated Prime-1 by Moody's Investors Services, Inc. or A-1 by Standard & Poor's Rating Group. Unlike a money market fund, the Fund may also invest up to 30% of its assets in securities that are rated in the second highest short-term rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality. These investments may include commercial paper rated Prime-2 by Moody's or A-2 by Standard & Poor's.

The average maturity of the Fund's investments (on a dollar-weighted basis) usually will be 90 days or less, but the Fund may invest in securities whose maturities exceed 90 days. These securities may include fixed rate obligations with final maturities of up to approximately 13 months from the date of acquisition and floating rate obligations with final maturities of up to approximately 24 months from the date of acquisition. The Fund is designed to generate a higher yield than a money market fund, although there can be no assurance that this will be the case.

The Fund attempts to maintain a stable net asset value per share, although there can be no assurance that this will be the case. However, the Fund may from time to time pursue investment strategies that may cause the Fund's net asset value per share to fluctuate.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. It is possible to lose money if you invest in the Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goal; these other factors are not described here. More information about risks appears in the Fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in money market instruments and short-term debt securities. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in higher quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

CREDIT RISK. It is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

PREPAYMENT AND EXTENSION RISK. The issuers of debt securities held by the Fund may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, reducing income to the Fund, and the Fund may lose any premium paid. The Fund would also lose the benefit of falling interest rates on the price of the repaid bond. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and the Fund's share price more volatile. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Mortgage-backed securities, including collateralized mortgage obligations or CMOs, are particularly susceptible to prepayment risk and their prices may be more volatile than a security having no pre-payment option.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on Fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of foreign securities. Foreign markets also may offer less protection to investors such as the Fund.

PORTFOLIO SELECTION. The success of the Fund's investment strategy depends in large part on the investment process. The Manager may fail to pick securities that perform well because it is unable to predict accurately the direction of interest rates or to assess other economic factors. In that case, you may lose money, or your investment may not do as well as an investment in another fixed income fund.

CONCENTRATION IN THE BANKING INDUSTRY. The Fund may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

FUND PERFORMANCE
Because the Fund is a new fund, performance information for the Fund is not included in this Prospectus.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

FEE TABLE

SHAREHOLDER FEES - Fees Paid Directly From Your Investment
-------------------------------------------------------------------------------

Maximum Sales Charge (Load) Imposed on Purchases                         None

Maximum Deferred Sales Charge (Load)                                     None

ANNUAL FUND OPERATING EXPENSES(1) Expenses That Are Deducted
From Fund Assets
-------------------------------------------------------------------------------

                                         Class I        Class O         Class Y

Management Fees                          0.15%          0.15%           0.15%

Distribution (12b-1) Fees (includes
  service fees)                          0.10%          0.15%           0.25%

Other Expenses(2)                        0.10%          0.10%           0.10%
-------------------------------------------------------------------------------
Total Annual Operating Expenses*         0.35%          0.40%           0.50%
-------------------------------------------------------------------------------

     * Because of voluntary waivers and/or reimbursements, actual total operating expenses are expected to be 0.20%, 0.25% and 0.35% for Class I, Class O and Class Y shares, respectively.
         These fee waivers and reimbursements may be reduced or terminated at any time.
     (1) The Fund invests in securities through an underlying mutual fund, Institutional Enhanced Portfolio. This table reflects the expenses of both the Fund and Institutional Enhanced Portfolio.
     (2) The amounts set forth in "Other Expenses" have been estimated based on expenses the Fund expects to incur during its first fiscal year.

EXAMPLE
       This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

       o you invest $10,000 in the Fund for the time periods indicated;
       o you then sell all of your shares at the end of those periods;
       o you reinvest all dividends and distributions;
       o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and
       o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR               3 YEARS

       CLASS I                 $36                  $113

       CLASS O                 $41                  $128

       CLASS Y                 $51                  $160

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Fund are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Fund's distributor, financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). The Fund offers Class I, Class O and Class Y shares with different expense levels through this Prospectus. All share classes may not be made available by each Service Agent. For more information, or to purchase shares directly from the Fund, please call the Fund's sub-transfer agent at 1-800-995-0134.

Shares are purchased at net asset value the next time it is calculated after your order is received in proper form by the Fund. The Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent will establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for which your Service Agent acts. If you wish to transfer your account, you may only transfer it to another financial institution that acts as a Service Agent, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
The Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading at 4:00 p.m., Eastern time. On days when the financial markets in which the Fund invests close early, NAV may be calculated as of the earlier close of those markets. NAV is calculated separately for each class of shares.

Short-term securities (maturing in 60 days or less) are valued at amortized cost. Securities with longer maturities are valued primarily on the basis of market prices or quotations. When reliable market prices or quotations are not readily available, the Fund may price those securities using fair value procedures approved by the Fund's Board of Trustees. The Fund may also use fair value procedures to price securities if a significant even occurs between the time at which a market price is determined but prior to the time at which the Fund's net asset value is calculated. A fund that uses fair value procedures to price securities may value those securities higher or lower than actual market quotations or higher or lower than other funds using their own fair value procedures to price the same securities.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Fund's sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Fund's sub-transfer agent. For your protection, the Fund may request documentation for large redemptions or other unusual activity in your account.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists.

The Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes when you redeem shares.

Your Service Agent may impose a minimum account balance requirement. If so, your Service Agent reserves the right to close your account if it falls below the required minimum balance. You will have 60 days to make an additional investment. If you do not increase your balance, your Service Agent may close your account and send the proceeds to you. Your shares will be sold at net asset value on the day your account was closed. Please consult your Service Agent for more information.

The Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES
Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.

There is no sales charge on shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes when you exchange shares.

DIVIDENDS
The Fund calculates its net income each business day when it calculates its NAV, and declares dividends for all of its shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

The Fund generally makes capital gain distributions, if any, once a year. The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF THE FUND: As long as the Fund qualifies for treatment as a regulated investment company (which it intends to do in its first and each subsequent taxable year), it will pay no federal income tax on the earnings it distributes to its shareholders.

TAXATION OF DISTRIBUTIONS: You will normally have to pay federal income tax on distributions you receive from the Fund, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Each year the Fund will mail you a report of your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions of net capital gains or net short-term capital gains will reduce the Fund's net asset value per share. Therefore, if you buy shares shortly before the record date of such a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations (but not distributions of gain from the sale of such obligations) may be exempt from certain state and local taxes.

TAXATION OF TRANSACTIONS: If you redeem or sell your shares of the Fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you redeem, sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

NON-U.S. SHAREHOLDERS: The Fund will withhold U.S. federal income tax payments at the rate of 30% on taxable dividends and other payments subject to such withholding taxes that are made to persons who are neither citizens nor residents of the United States. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

BACKUP WITHHOLDING: The Fund is required in certain circumstances to apply backup withholding at the rate then in effect on taxable dividends, redemption proceeds, and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is 30% during 2002, and is being reduced to 28% in a series of steps ending on January 1, 2006. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph. Prospective investors should read the Fund's account application for additional information regarding backup withholding of federal income tax.

MANAGEMENT OF THE FUND

MANAGER
The Fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Fund's investments, oversees its operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Fund.

MANAGEMENT FEES
For its services, Citi Fund Management receives a fee of 0.15% of the Fund's average daily net assets.

DISTRIBUTION ARRANGEMENTS
The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.

The Fund has adopted separate service plans under rule 12b-1 of the Investment Company Act of 1940 pertaining to Class I, Class O and Class Y shares of the Fund. The service plans allow the Fund to pay monthly service fees as a percentage of the average daily net assets represented by that class of shares, at an annual rate not to exceed the following:

  CLASS I                                     0.10%

  CLASS O                                     0.15%

  CLASS Y                                     0.25%

These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

MORE ABOUT THE FUND
The Fund's goal, principal investments and risks are summarized in FUND AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve the Fund's investment goal. Of course, there can be no assurance that the Fund will achieve its goal. Please note that the Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The Fund may not use all of the strategies and techniques or invest in all of the types of securities described in the Prospectus or in the Statement of Additional Information.

The Fund invests in U.S. dollar-denominated money market instruments and short-term debt securities. The average maturity of the investments held by the Fund (on a dollar-weighted basis) usually will be 90 days or less, but the Fund may invest in securities whose maturities exceed 90 days. These securities may include fixed rate obligations with final maturities of up to approximately 13 months from the date of acquisition and floating rate obligations with final maturities of up to approximately 24 months from the date of acquisition.

Under normal circumstances, at least 70% of the Fund's assets will consist of securities that are rated in the highest short-term rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality. These investments may include commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's.

Unlike a money market fund, the Fund may also invest up to 30% of its assets in securities that are rated in the second highest short-term rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality. These investments may include commercial paper rated Prime-2 by Moody's or A-2 by Standard & Poor's.

The Fund's investments may include obligations of U.S. and non-U.S. banks, commercial paper, asset-backed securities, short-term obligations of the U.S. government and its agencies and instrumentalities, repurchase agreements for these obligations, and obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. The Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. The Fund's investment goals and policies may be changed without a shareholder vote.

WHAT ARE MONEY MARKET INSTRUMENTS?
Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET- BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

WHAT ARE DEBT SECURITIES?
Debt securities generally represent a debt obligation of an issuer, and include BONDS, SHORT-TERM OBLIGATIONS, MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, AND PREFERRED STOCK. Debt securities, in general, offer a fixed stream of cash flow. Most bond investments focus on generating income. The potential for capital appreciation is a secondary objective. The value of debt securities generally goes up when interest rates go down, and down when rates go up. The value of these securities also fluctuates based on other market and credit factors.

PORTFOLIO TURNOVER. Securities of the Fund will be sold whenever the Manager believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. The amount of brokerage commissions and realization of taxable capital gains will tend to increase as the level of the activity increases.

INVESTMENT STRUCTURE. The Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to the Fund in this Prospectus include the underlying fund. The Fund may stop investing in its underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities.

MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Fund. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

Many of the Fund's investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.

The Statement of Additional Information (SAI) provides more details about the Fund and its policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-995-0134, toll-free, or your account representative.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at:
1-202-942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

SEC File Number: 811-6740

                                                                   Statement of
                                                         Additional Information
                                                       _______________ __, 2002

CITI(SM) INSTITUTIONAL ENHANCED INCOME FUND

         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated ___________ __, 2002, as supplemented from time to time, for CitiSM Institutional Enhanced Income Fund (the "Fund"). This Statement of Additional Information should be read in conjunction with the Prospectus. An investor may obtain copies of the Fund's Prospectus and Annual Report without charge by calling 1-800-995-0134 toll-free. Because this fund is new, it has not issued any Annual or Semi-Annual Reports as of the date of this Statement of Additional Information.

         The Fund is a separate series of CitiFundsSM Institutional Trust (the "Trust"). The address and telephone number of the Trust are 125 Broad Street, New York, New York 10004, 1-800-995-0134. The Trust invests all of the assets of the Fund in Institutional Enhanced Portfolio. The address and telephone number of Institutional Enhanced Portfolio are 125 Broad Street, New York, New York 10004, 1-800-995-0134.

         FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----

 1. The Fund..............................................................
 2. Investment Objective, Policies and Restrictions.......................
 3. Performance Information...............................................
 4. Determination of Net Asset Value .....................................
 5. Additional Information on the Purchase and Sale of Fund Shares .......
 6. Management ...........................................................
 7. Dealer Commissions and Concessions ...................................
 8. Portfolio Transactions ...............................................
 9. Description of Shares, Voting Rights and Liabilities .................
10. Certain Additional Tax Matters .......................................
11. Independent Accountants and Financial Statements .....................

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                   1. THE FUND

         The Trust is a no-load, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 8, 1992. Prior to September, 1997, the Trust was called Landmark Institutional Trust. Shares of the Trust are divided into separate series, including Citi Institutional Enhanced Income Fund, which is described in this Statement of Additional Information. References in this Statement of Additional Information to the Prospectus are to the Prospectus, dated _______ __, 2002, of Citi Institutional Enhanced Income Fund, by which shares of the Fund are offered.

         The Fund utilizes a master/feeder structure by investing all of its assets in Institutional Enhanced Portfolio (the "Portfolio"). The Portfolio is a separate series of Institutional Portfolio, which is an open-end management investment company. The Portfolio has the same investment objective and policies as the Fund.

         The Trustees of the Trust believe that the aggregate per share expenses of the Fund and Portfolio will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by the Portfolio. The Fund may withdraw its investment in the Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund were to withdraw its investment in the Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If the Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

         The Portfolio may change its investment objective, policies and restrictions without approval by its investors, but the Portfolio will notify the Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause the Fund to withdraw its investment in the Portfolio.

         Institutional Portfolio is organized as a trust under the laws of the Commonwealth of Massachusetts. The Portfolio is not required to hold annual meetings of investors, and has no intention of doing so. However, when the Portfolio is required to do so by law or in the judgment of Trustees of the Portfolio it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When the Fund is asked to vote on matters concerning the Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

         The Portfolio may sell interests to investors in addition to the Fund. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Fund. Therefore, the investment returns for all investors in funds investing in the Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.

         Information about other holders of interests in the Portfolio is available from the Fund's distributor, Salomon Smith Barney Inc. ("Salomon Smith Barney" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.

         The Fund may, in the future, convert to a fund of funds structure. In a fund of funds structure, the Fund invests all or a portion of its assets in multiple investment companies.

         Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to the Fund. Citi Fund Management manages the investments of the Fund from day to day in accordance with its investment objective and policies. The selection of investments for the Fund, and the way it is managed, depends on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Fund.

         Shares of the Fund are continuously sold by Salomon Smith Barney. Shares may be purchased from the Distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called "Service Agents"). The Distributor and Service Agents may receive fees from the Fund pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

               2. INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVE

         The investment objective of INSTITUTIONAL ENHANCED INCOME FUND is to provide shareholders with liquidity, current income and preservation of capital.

         The Fund's investment objective may be changed without shareholder approval. Of course, there can be no assurance that the Fund will achieve its investment objective.

                               INVESTMENT POLICIES

         The Fund invests all of its assets in the Portfolio, which has the same investment objective and policies as the Fund. The Prospectus contains a discussion of the principal investment strategies of the Fund and certain risks of investing in the Fund. The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund and the Portfolio, and contains more information about the various types of securities in which the Fund and the Portfolio may invest and the risks involved in such investments. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following applies to both the Fund and the Portfolio as applicable.

         The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees determines that it is in the best interests of the Fund to do so. If the Fund were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below.

         Under the 1940 Act, the Fund is classified as "diversified", although all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

                        INSTITUTIONAL ENHANCED PORTFOLIO

         The investment objective of the Portfolio may be changed without the approval of its investors. The Portfolio would, however, give written notice to its investors at least 30 days prior to implementing any change in its investment policy.

         The Portfolio seeks its investment objective through investments in U.S. dollar-denominated money market and short-term debt instruments. The average maturity of the investments held by the Portfolio (on a dollar-weighted basis) usually will be 90 days or less, but the Portfolio may invest in securities whose maturities exceed 90 days. These securities may include fixed rate obligations with final maturities of up to approximately 13 months from the date of acquisition and floating rate obligations with final maturities of up to approximately 24 months from the date of acquisition. Investments in short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. The Portfolio may hold uninvested cash reserves pending investment.

         Under normal circumstances, at least 70% of the Portfolio's assets will consist of securities that are rated in the highest short-term rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality. These investments may include commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's.

         Unlike a money market fund, the Portfolio may also invest up to 30% of its assets in securities that are rated in the second highest short-term rating category for debt obligations or in unrated securities that the Manager determines are of comparable quality. These investments may include commercial paper rated Prime-2 by Moody's or A-2 by Standard & Poor's.

         The Portfolio may invest, under normal circumstances, in the following types of securities:

BANK OBLIGATIONS

         The Portfolio may from time to time invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

         The Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

         Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

         U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

         The Portfolio limits its investments in non-U.S. bank obligations (for purposes of this policy, obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks are deemed to be non-U.S. bank obligations) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which
(i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. The Portfolio does not purchase any bank obligation of any affiliate of the Manager.

         Since the Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in the Portfolio involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

         The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, the Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, the Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

         U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, the Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

         Non-U.S. banks in whose obligations the Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

NON-U.S. GOVERNMENT OBLIGATIONS

         The Portfolio may invest in obligations of, or guaranteed by, non-U.S. governments. The Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in the Prospectus in connection with the purchase of foreign securities.

CORPORATE DEBT OBLIGATIONS

         The Portfolio may invest in corporate debt obligations, which may be issued by corporations, limited partnerships and other similar entities. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other obligations of corporations to pay interest and repay principal, and include securities issued by banks and other financial institutions. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months.

         Bonds, notes and debentures in which the Portfolio may invest may differ in interest rates, maturities, and times of issuance. The market value of the Portfolio's corporate debt obligations will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding debt obligations generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while debt obligations with longer maturities tend to produce higher yields, the price of longer maturity obligations also is subject to greater market fluctuations as a result of changes in interest rates.

U.S. GOVERNMENT OBLIGATIONS

         The Portfolio may invest in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

REPURCHASE AGREEMENTS

         The Portfolio may invest in repurchase agreements generally providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. The Portfolio may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt instrument (an obligation of, or guaranteed by, the U.S. government, its agencies or instrumentalities) for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Portfolio are fully collateralized at all times during the period of the agreement in that the value of the underlying security is at least equal to the amount of the loan, including the accrued interest thereon, and the Portfolio or its custodian or sub-custodian has control of the collateral, which the Manager believes will give the Portfolio a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Portfolio. The Portfolio will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Portfolio exceed 15% of the Portfolio's total net assets.

ASSET BACKED SECURITIES

         The Portfolio may invest in asset-backed securities that represent fractional interests in pools of retail installment loans, both secured such as Certificates for Automobile receivables ("CARS") and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in marked interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, the Portfolio may invest in other asset-backed securities.

"WHEN-ISSUED" SECURITIES

         The Portfolio may purchase securities on a "when-issued" or on a "forward delivery" basis, meaning that delivery of the securities will occur beyond customary settlement time. It is expected that, under normal circumstances, the Portfolio would take delivery of such securities, but the Portfolio may sell them before the settlement date. In general, the Portfolio does not pay for the securities until received and does not start earning interest until the contractual settlement date. When the Portfolio commits to purchase a security on a "when-issued" or on a "forward delivery" basis, it sets up procedures consistent with SEC policies. Since those policies currently require that an amount of the Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the Portfolio expects always to have cash or liquid securities sufficient to cover any commitments or to limit any potential risk. However, even though the Portfolio intends to adhere to the provisions of SEC policies, purchases of securities on such bases may involve more risk than other types of purchases. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery. An increase in the percentage of the Portfolio's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STRUCTURED INVESTMENTS

         The Portfolio may invest in structured investments. Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which the Portfolio holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the Portfolio's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which the Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain of these issues could be resolved in a manner that could adversely impact the performance of the Portfolio.

LENDING OF SECURITIES

         Consistent with applicable regulatory requirements and in order to generate income, the Portfolio may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides the Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Portfolio a fee for use of the borrowed securities. The Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, the Portfolio could suffer loss if the borrower terminates the loan and the Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

         The Portfolio may invest up to 15% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolio to sell them promptly at an acceptable price.

EXCHANGE CONTROLS AND NON-U.S. WITHHOLDING TAXES

         The Portfolio does not purchase securities which it believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

                             INVESTMENT RESTRICTIONS

         The Fund and the Portfolio each have adopted the following policies which may not be changed with respect to the Fund or Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

         Whenever the Fund is requested to vote on a change in the investment restrictions or fundamental policies of the Portfolio, the Fund will either hold a meeting of its shareholders and will cast its vote as instructed by the shareholders, or will otherwise vote Fund interests in the Portfolio in accordance with applicable law. In the event a shareholder meeting is held, the Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no effect on the outcome of these matters.

       The Fund or Portfolio may not:

              (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

              (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or the Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

              (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund and the Portfolio reserve the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

              (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

              (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

              (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that the Fund and the Portfolio may invest more than 25% of their assets in bank obligations issued by domestic banks.

       PERCENTAGE AND RATING RESTRICTIONS: If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstance is not considered a violation of policy.

                           3. PERFORMANCE INFORMATION

       From time to time the Fund may include its total return, average annual total return (on a before-tax and after-tax basis), yield and current dividend return in advertisements and/or other types of sales literature and in reports or other communications to shareholders. These figures are computed separately for Class I, Class O and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

       From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of the Fund may be compared with current or historical performance of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc., or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including by not limited to: Morningstar, Inc., Barron's, Business Week, CDA Investment Technologies Inc., Changing Times, Kiplingers, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

YIELD

The Fund's 30-day yield figure described below is calculated according to a formula prescribed by the SEC. The formula can be expressed as follows:

YIELD = 2[( [(a-b/(c x d))] + 1)6 - 1], where

         a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
         d = the maximum offering price per share on the last day of the period

         For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

         Investors should recognize that in periods of declining interest rates the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

AVERAGE ANNUAL TOTAL RETURN

         "Average annual total return" figures, as described below, are computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(l+T)n = ERV, where:

         P        =   a hypothetical initial payment of $ 1,000
         T        =   average annual total return
         n        =   number of years
         ERV      =   Ending Redeemable Value of a Hypothetical $ 1,000
                      investment made at the beginning of a 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

         The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

         In computing total rates of return quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by that shareholder's service agent are not included. Of course, any such fees will reduce the shareholder's net return on investment.

         Average annual total return figures are based on historical earnings and asset value fluctuations and are not intended to indicate future performance. Such information should be considered in light of the Fund's investment objectives and policies as well as the risks incurred in the Fund's investment practices.

BEFORE- AND AFTER-TAX AVERAGE ANNUAL TOTAL RETURNS

From time to time, the Fund may include after-tax performance in advertisements. To the extent the Fund includes such information, it will be calculated according to the following formulas:

Average Annual Total Return (after taxes on distributions)

         P(1+T)n = ATVD

         Where:      P  =   a hypothetical initial payment of $1,000.
                     T  =   average annual total return (after taxes on
                            distributions).
                     n  =   number of years
               ATVD     =   Ending value of a hypothetical $1,000 investment
                            made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period
                            (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption.

Average Annual Total Return (after taxes on distributions and redemption)

         P(1+T)n = ATVDR

         Where:      P  =   a hypothetical initial payment of $1,000.
                     T  =   average total return (after taxes on distributions
                            and redemption).
                     n  =   number of years.
               ATVDR    =   ending value of a hypothetical $1,000 investment
                            made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period
                            (or fractional portion thereof), after taxes on fund distributions and redemption.

         The Fund may illustrate in advertising materials: (a) the use of a Payroll Deduction Plan as a convenient way for business owners to help their employees set up either IRA or voluntary mutual fund accounts; (b) retirement planning through employee contributions and/or salary reductions to show that employees may have the opportunity to save for retirement and reduce taxes by electing to defer a portion of their salary into a special mutual fund IRA account; and (c) that Uniform Gift to Minors Act accounts may be used as a vehicle for saving for a child's financial future, including statements to the effect that upon reaching the age of majority, such custodial accounts become the child's property.

         The Fund is newly offered and does not have performance information as of the date of this Statement of Additional Information.

                       4. DETERMINATION OF NET ASSET VALUE

         The net asset value of each share of the Fund is determined on each day on which the New York Stock Exchange ("NYSE") is open for trading. This determination is normally made once during each such day as of 4:00 p.m., Eastern time, by dividing the value of the Fund's net assets (i.e., the value of its assets, including its investment in the Portfolio, less its liabilities, including expenses payable or accrued) by the number of the Fund's shares outstanding at the time the determination is made. On days when the financial markets in which the Fund invests close early, the Fund's net asset value is determined as of the close of these markets if such time is earlier than the time at which the net asset value is normally calculated. As of the date of this Statement of Additional Information, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and during emergencies.

         The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the Fund is determined. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

         For the purpose of calculating net asset value per share, bonds and other fixed income securities (other than short-term obligations) held for the Portfolio are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Portfolio. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Portfolio would receive if the instrument were sold.

         Interest income on long-term obligations held for the Portfolio is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of any premium.

         Subject to compliance with applicable regulations, the Fund and the Portfolio have each reserved the right to pay the redemption price of shares of the Fund or beneficial interests in the Portfolio, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

         Shareholders may redeem Fund shares by sending written instructions in proper form to the Fund's sub-transfer agent or, if they held their shares through a Service Agent, to the Service Agent. Shareholders are responsible for ensuring that a request for redemption is in proper form.

         Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling the sub-transfer agent, or, if they are customers of a Service Agent, that Agent. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Fund, the sub-transfer agent and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund, the sub- transfer agent or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

         The Fund may suspend the right of redemption or postpone the date of payment for shares of the Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the NYSE is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

        5. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES

         As described in the Prospectus, the Fund offers three classes of shares
- Class I, Class O and Class Y shares.

         Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

         Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares,
(ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

CLASS I SHARES

         You may purchase Class I shares of the Fund at a public offering price equal to the applicable net asset value per share. Class I shares are also subject to an annual distribution/service fee of up to 0.10%. See "Distributor."

CLASS O SHARES

         You may purchase Class O shares of the Fund at a public offering price equal to the applicable net asset value per share. Class O shares are also subject to an annual distribution/service fee of up to 0.15%. See "Distributor."

CLASS Y SHARES

         You may purchase Class Y shares of the Fund at a public offering price equal to the applicable net asset value per share. Class Y shares are also subject to an annual distribution/service fee of up to 0.25%. See "Distributor."

INVOLUNTARY REDEMPTIONS OF SHARES

         The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted procedures, that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund (for example, in the case of a market timer).

                                  6. MANAGEMENT

         The Fund is supervised by a Board of Trustees of the Trust, a majority of whom are not affiliated with the Manager.

         The Trustees and officers of the Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup they oversee, and other directorships they hold are set forth below. The address of each Trustee and officer is 125 Broad Street, New York, New York 10004. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is removed.

         An asterisk in the table below identifies those Trustees and officers who are "interested persons" of the Trust as defined in the 1940 Act. Each Trustee and officer of the Fund noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.

                                                                                                     NUMBER OF
                                                                                                     INVESTMENT
                                                                                                     COMPANIES
                                    POSITION HELD                                                    ASSOCIATED WITH
                                    AND LENGTH OF     PRINCIPAL OCCUPATION DURING PAST 5 YEARS       CITIGROUP OVERSEEN
NAME AND AGE                        TIME SERVED       AND OTHER DIRECTORSHIPS HELD                   BY TRUSTEE

INTERESTED TRUSTEES

R. Jay Gerken; 50                   Trustee and       Managing Director, Salomon Smith Barney        21
                                    President since   Inc. (since 1996).
                                    2002

Heath B. McLendon; 68               Trustee since     Chairman, President, and Chief Executive       Chairman or
                                    1999              Officer, Smith Barney Fund Management          Co-Chairman of the
                                                      LLC (formerly known as SSB Citi Fund           Board, Trustee or
                                                      Management LLC) (since March 1996);            Director of 78.
                                                      Managing Director, Salomon Smith Barney
                                                      Inc. ("Salomon Smith Barney") (since
                                                      1993); President, Travelers Investment
                                                      Adviser, Inc. ("TIA") (since 1996).

DISINTERESTED TRUSTEES

Elliott J. Berv; 59                 Trustee since     President and Chief Operations Officer,        31
                                    2001              Landmark City (Real Estate Development)
                                                      (since 2002); Director, Lapoint
                                                      Industries (Industrial Filter Company)
                                                      (since 2002); Executive Vice President
                                                      and Chief Operations Officer, DigiGym
                                                      Systems (On-line Personal Training
                                                      Systems) (since 2001); Chief Executive
                                                      Officer, Rocket City Enterprises
                                                      (Internet Service Company) (since 2000);
                                                      Director, Alzheimer's Association (New
                                                      England Chapter) (since 1998).

Donald M. Carlton; 64               Trustee since     Director, American Electric Power              26
                                    2001              (Electric Utility) (since 1999);
                                                      Director, Valero Energy (Petroleum
                                                      Refining) (since 1999); Consultant, URS
                                                      Corporation (Engineering) (since 1999);
                                                      Director, National Instruments Corp.
                                                      (Technology) (since 1994); former Chief
                                                      Executive Officer Radian International
                                                      L.L.C. (Engineering) (from 1996 to
                                                      1998); Member of Management Committee,
                                                      Signature Science (Research and
                                                      Development) (since 2000).

A. Benton Cocanougher; 63           Trustee since     Dean Emeritus and Wiley Professor, Texas       26
                                    2001              A&M University (since 2000);  former
                                                      Dean and Professor of Marketing, College
                                                      and Graduate School of Business of Texas
                                                      A&M University (from 1987 to 2001);
                                                      former Director, Randall's Food Markets,
                                                      Inc. (from 1990 to 1999); former
                                                      Director, First American Bank and First
                                                      American Savings Bank (from 1994 to
                                                      1999).

Mark T. Finn; 58                    Trustee since     Chairman and Owner, Vantage 31                 31
                                    2001              Consulting Group, Inc. (Investment
                                                      Advisory and Consulting Firm) (since
                                                      1988); former Vice Chairman and Chief
                                                      Operating Officer, Lindner Asset
                                                      Management Company (Mutual Fund Company)
                                                      (from March 1999 to 2001); former
                                                      President and Director, Delta Financial,
                                                      Inc. (Investment Advisory Firm) (from
                                                      1983 to 1999); former General Partner
                                                      and Shareholder, Greenwich Ventures LLC
                                                      (Investment Partnership) (from 1996 to
                                                      2001); former President, Secretary, and
                                                      Owner, Phoenix Trading Co. (Commodity
                                                      Trading Advisory Firm) (from 1997 to
                                                      2000).

Stephen Randolph Gross; 54          Trustee since     Partner, Capital Investment Advisory           26
                                    2001              Partners (Consulting) (since January
                                                      2000); Director, United Telesis, Inc.
                                                      (Telecommunications) (since 1997);
                                                      Managing Director, Fountainhead
                                                      Ventures, L.L.C.  (Consulting) (since
                                                      March 1998); Director, ebank.com, Inc.
                                                      (since 1997); Director, Andersen Calhoun
                                                      (Assisted Living) (since 1987);
                                                      Secretary, Carint N.A. (Manufacturing)
                                                      (since 1988); former Treasurer, Hank
                                                      Aaron Enterprises (Fast Food Franchise)
                                                      (since 1985); Chairman, Gross, Collins &
                                                      Cress, P.C. (Accounting Firm) (since
                                                      1979); Treasurer, Coventry Limited, Inc.
                                                      (since 1985); former Director, Charter
                                                      Bank, Inc. (from 1987 to 1997); former
                                                      Director, YU Save, Inc. (internet
                                                      company) (from 1998 to 2000). Director,
                                                      Ikon Ventures, Inc. (from 1997 to 1998);
                                                      former Director, Hotpalm.com, Inc.
                                                      (Wireless Applications) (from 1998 to
                                                      2000).

Diana R. Harrington; 62             Trustee since     Professor, Babson College (since 1992);        31
                                    1992              former Trustee, The Highland Family of
                                                      Funds (Investment Company) (from March
                                                      1997 to March 1998).

Susan B. Kerley; 50                 Trustee since     Consultant, Global Research Associates,        31
                                    1992              Inc. (Investment Consulting) (since
                                                      1990); Director, Eclipse Funds
                                                      (currently supervises 17 investment
                                                      companies in fund complex) (since 1990).

Alan G. Merten; 60                  Trustee since     President, George Mason University             26
                                    2001              (since 1996); Director, Comshare, Inc.
                                                      (Information Technology) (since 1985);
                                                      former Director, Indus (Information
                                                      Technology) (from 1995 to 1999).

C. Oscar Morong, Jr.; 67            Trustee since     Managing Director, Morong Capital              31
                                    2001              Management (since 1993); former
                                                      Director, Indonesia Fund (Closed End
                                                      Fund) (from 1990 to 1999); Trustee,
                                                      Morgan Stanley Institutional Fund
                                                      (currently supervises 75 investment
                                                      companies in fund complex) (since 1993).

R. Richardson Pettit; 59            Trustee since     Professor of Finance, University of            26
                                    2001              Houston (since 1977); Independent
                                                      Consultant (since 1984).

Walter E. Robb, III; 75             Trustee since     Director, John Boyle & Co., Inc.               31
                                    2001              (Textiles) (since 1999); President,
                                                      Benchmark Consulting Group, Inc.
                                                      (Service Company) (since 1991);
                                                      Director, Harbor Sweets, Inc. (Candy)
                                                      (since 1990); Sole Proprietor, Robb
                                                      Associates (Corporate Financial
                                                      Advisors) (since 1978); Director, W.A.
                                                      Wilde Co. (Direct Mail) (since 1989);
                                                      Director, Alpha Granger Manufacturing,
                                                      Inc. (Electronics) (since 1983);
                                                      Co-owner, Kedron Design (Gifts) (since
                                                      1978); former Trustee, MFS Family of
                                                      Funds (Investment Company) (from 1985 to
                                                      2001); former President and Treasurer,
                                                      Benchmark Advisors, Inc. (Corporate
                                                      Financial Advisors) (from 1989 to 2000).

OFFICERS

R. Jay Gerken*; 50                  President since   Managing Director, Salomon Smith Barney        N/A
                                    2002              (since 1996).

Lewis E. Daidone*; 43               Chief             Managing Director, Salomon Smith Barney        N/A
                                    Administrative    (since 1990); Director and Senior Vice
                                    Officer and       President, Smith Barney Fund Management
                                    Senior Vice       LLC and TIA.
                                    President since
                                    2002

Irving David*; 41                   Treasurer since   Director, Salomon Smith Barney (since          N/A
                                    2002              1997); former Assistant Treasurer, First
                                                      Investment Management Company (from 1988
                                                      to 1994).

Frances Guggino*; 44                Controller        Vice President, Citibank (since 1991).         N/A
                                    since 2002

Marianne Motley*; 43                Assistant         Director, Mutual Fund Administration for       N/A
                                    Treasurer since   Salomon Smith Barney (since 1994).
                                    2000

Robert I. Frenkel*; 47              Secretary since   Managing Director and General Counsel,         N/A
                                    2000              Global Mutual Funds for Citigroup Asset
                                                      Management (since 1994).

Thomas C. Mandia*; 40               Assistant         Director and Deputy General Counsel,           N/A
                                    Secretary since   Citigroup Asset Management (since 1992).
                                    2000

Rosemary D. Emmens*; 32             Assistant         Vice President and Associate General           N/A
                                    Secretary since   Counsel, Citigroup Asset Management
                                    2000              (since 1998); Counsel, The Dreyfus
                                                      Corporation (from 1995 to 1998).

Harris Goldblat*; 32                Assistant         Associate General Counsel, Citigroup           N/A
                                    Secretary since   Asset Management (since 2000);
                                    2000              Associate, Stroock & Stroock & Lavan LLP
                                                      (from 1997 to 2000); Associate, Sills
                                                      Cummis Radin Tischman Epstein & Gross
                                                      (from 1996 to 1997); Clerk to the
                                                      Honorable James M. Havey, P.J.A.D. (from
                                                      1995 to 1996).

         The business affairs of the Fund are managed by or under the direction of the Board of Trustees.

         The Board has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. The Audit Committee met two times during the year ended December 31, 2001 to review the internal and external accounting procedures of the other series of the Trust and, among other things, to consider the selection of independent certified public accountants for those series, to approve all significant services proposed to be performed by the accountants and to consider the possible effect of such services on their independence.

         The Board also has a standing Governance Committee. All Trustees who are not "interested persons" of the Fund are members of the Governance Committee. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The Governance Committee does not have a procedure to consider nominees recommended by investors.

         The following table shows the amount of equity securities owned by the Trustees in the other investment companies associated with Citigroup supervised by the Trustees as of December 31, 2001. Because the Fund is newly organized, it did not have shareholders as of that date.

                            AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                            IN ALL INVESTMENT COMPANIES ASSOCIATED WITH
NAME OF TRUSTEE             CITIGROUP OVERSEEN BY THE TRUSTEE

INTERESTED TRUSTEES

R. Jay Gerken               None
Heath B. McLendon           Over $100,000

DISINTERESTED TRUSTEES

Elliott J. Berv             None
Donald M. Carlton           $10,001-$50,000
A. Benton Cocanougher       $1-$10,000
Mark T. Finn                $1-$10,000
Stephen Randolph Gross      None
Diana R. Harrington         $10,001-$50,000
Susan B. Kerley             $1-$10,000
Alan G. Merten              $1-$10,000
C. Oscar Morong, Jr.        $1-$10,000
R. Richardson Pettit        None
Walter E. Robb, III         $50,001-$100,00

         None of the disinterested Trustees nor their family members had any interest in the Manager, Salomon Smith Barney or any person directly or indirectly controlling, controlled by, or under common control with the Manager or Salomon Smith Barney as of December 31, 2001.

         Information regarding compensation paid to the Trustees of the Trust for the fiscal year ended December 31, 2001 is set forth below. Neither Mr. McLendon nor Mr. Gerken are compensated for their services as Trustees because of their affiliation with the Manager.

         Each fund in the complex pays a pro rata share of Trustee fees based on asset size. The Fund currently pays each of the Trustees who is not a director, officer or employee of the Manager or any of its affiliates its pro rata share of $40,000 plus $7,500 for each Board of Trustees meeting attended, $2,500 for each special Board meeting attended, and $100 for each telephonic Board meeting in which that Trustee participates. In addition, the Fund will reimburse these Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

TRUSTEE COMPENSATION TABLE

                                              PENSION OR                                       NUMBER OF FUNDS
                           AGGREGATE          RETIREMENT BENEFITS    TOTAL COMPENSATION FROM   IN COMPLEX
                           COMPENSATION       ACCRUED AS PART OF     FUND AND FUND COMPLEX     SUPERVISED BY
TRUSTEE                    FROM THE FUND      FUND EXPENSES          PAID TO TRUSTEES(1)       TRUSTEE
---------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

R. Jay Gerken              $0                 None                   $0                        21
Heath B. McLendon          $0                 None                   $0                        78

DISINTERESTED TRUSTEES

Elliott J. Berv            (2)                None                   $90,403                   31
Donald M. Carlton          (2)                None                   $67,100                   26
A. Benton Cocanougher      (2)                None                   $73,058                   26
Mark T. Finn               (2)                None                   $84,467                   31
Stephen Randolph Gross     (2)                None                   $67,100                   26
Diana R. Harrington        (2)                None                   $90,400                   31
Susan B. Kerley            (2)                None                   $90,400                   26
Alan G. Merten             (2)                None                   $67,100                   31
C. Oscar Morong, Jr.       (2)                None                   $117,900                  31
R. Richardson Pettit       (2)                None                   $63,500                   26
Walter E. Robb, III        (2)                None                   $90,400                   31

---------------
(1) Information for the fiscal year ending on December 31, 2001.
(2) The Fund is newly organized and paid no Trustee fees during the fiscal year ended December 31,
    2001. For the current fiscal year, the Fund will pay its pro rata share of Trustee fees based on its asset size. Because this asset size is not yet known, the Fund's share of Trustee fees is not currently determinable.

         The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they reach the mandatory retirement age are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund has not yet paid any amounts under the Plan.

         Officers receive no compensation from the Fund although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees.

         As of the date of this Statement of Additional Information, there are no shareholders of the Fund.

         The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), by vote of a majority of disinterested Trustees of the Trust or by a written opinion of legal counsel chosen by a majority of the Trustees, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

MANAGER

         Citi Fund Management Inc. acts as the investment manager ("Manager") to the Fund pursuant to a management agreement (the "Management Agreement"). Subject to such policies as the Board of Trustees of the Fund may determine, the Manager manages the securities of and makes investment decisions for the Fund. Currently, advisory services for the Fund are provided through the Portfolio, but Citi Fund Management may, if requested by the Trustees, provide advisory services directly to the Fund. In addition, the Manager provides certain administrative services to the Fund under the Management Agreement.

         The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for the Fund. The Management Agreement provide that the Manager may delegate the daily management of the securities of the Fund to one or more subadvisers.

         Unless otherwise terminated, the Management Agreement will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

         The Manager provides the Fund with general office facilities and supervises the overall administration of the Fund, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Fund's independent contractors and agents; and arranging for the maintenance of books and records of the Fund. Trustees, officers, and investors in the Fund are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Fund.

         The Management Agreement provides that the Manager may render services to others. The Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Fund or by a vote of a majority of the Fund's Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

         In approving the Management Agreement, the Trustees considered, among other things, the nature and quality of the services to be provided by the Manager. The Trustees reviewed information regarding the investment performance of related funds advised by the Manager. The Trustees also considered the fees payable by the Fund. The Trustees reviewed data showing how the Fund's fees and total expense ratios compared with those of comparable funds.

         The Trustees also considered the benefits to the Manager from soft dollar arrangements with brokers and other fallout benefits to the Manager. The Trustees reviewed information concerning the level of profits expected to be received by the Manager from its arrangements with the Fund.

         Based on their review, the Fund's Trustees determined that the terms of the Management Agreement were fairly standard in the mutual fund industry, and concluded that the Management Agreement was reasonable, fair and in the best interests of the Fund and its respective shareholders. The Trustees also concluded that the fees provided in the Agreement were fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

         The Prospectus for the Fund contains a description of the fees payable to the Manager for services under the Management. The Manager may reimburse the Fund or waive all or a portion of its management fees.

         Citigroup affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of Citigroup Inc.

         The Fund uses the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Fund, the Fund will change its name so as to delete the word "Citi".

         The Fund has not paid management fees as of the date of this Statement of Additional Information.

DISTRIBUTOR

         Salomon Smith Barney Inc., located at 388 Greenwich Street, New York, New York 10013 serves as the Fund's distributor pursuant to a written agreement (the "Distribution Agreement"), which was approved by the Fund's Board of Trustees, including a majority of the independent Trustees.

         The Distribution Agreement is terminable with respect to the Fund with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of the Fund's outstanding voting securities, or on 90 days' notice by Salomon Smith Barney. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

         The Fund has adopted separate Service Plans ("Service Plans") in accordance with Rule 12b-1 under the 1940 Act pertaining to Class I, Class O and Class Y shares of the Fund. Under the Service Plans, the Fund may pay monthly fees as a percentage of the average daily net assets of the Fund class, as applicable, at an annual rate not to exceed the following:

               Class I                 0.10%
               Class O                 0.15%
               Class Y                 0.25%

         Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

         The Service Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors.

         Each Service Plan permits the Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the applicable Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement are terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of each Service Plan for the Fund, the Trustees will review the Service Plans and the expenses for the Fund and each class within the Fund separately.

         Each Service Plan also recognizes that various service providers to the Fund, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. Each Service Plan specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then the payments are deemed to be authorized by the applicable Plan.

         Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each Service Plan requires that the Trust and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. Each Service Plan may be terminated with respect to any class of the Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. Each Service Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the applicable Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

         As contemplated by each Service Plan, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to the Distribution Agreement. The prospectus contains a description of fees payable to the Distributors under the Distribution Agreement.

         The Fund has not paid distribution fees as of the date of this Statement of Additional Information.

CODE OF ETHICS

         The Fund, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

TRANSFER AGENT AND CUSTODIAN

         The Fund has entered into a Transfer Agency and Service Agreement with Travelers Bank & Trust, fsb, an affiliate of Salomon Smith Barney, ("Travelers") pursuant to which Travelers acts as transfer agent for the Fund. Under the Transfer Agency and Service Agreement, Travelers maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund, and distributes dividends and distributions payable by the Fund. For these services, Travelers receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses. The Fund has not paid any fees under the Transfer Agency and Service Agreement as of the date of this Statement of Additional Information. The principal business address of Travelers is 125 Broad Street, New York, New York 10004.

         The Fund has entered into a Custodian Agreement and a Sub-Transfer Agency Agreement with State Street Bank and Trust Company pursuant to which custodial, fund accounting and sub-transfer agency services are provided for the Fund. Among other things, State Street calculates the daily net asset value for the Fund. Securities held for the Fund may be held by a sub-custodian bank approved by the Fund's Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                      7. DEALER COMMISSIONS AND CONCESSIONS

         From time to time, the Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Fund. Such concessions provided by the Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund, and/or other dealer-sponsored events. From time to time, the Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                            8. PORTFOLIO TRANSACTIONS

         The Fund's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Fund does not anticipate paying brokerage commissions. Any transaction for which the Fund pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

         Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

         Investment decisions for the Fund will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, the Fund and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund, Portfolio and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

         No portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, except as permitted by applicable law. Because the Fund is newly organized, it has not paid brokerage commissions as of the date of this Statement of Additional Information.

             9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Fund is a series of CitiFunds Institutional Trust and is governed by a Declaration of Trust. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. In addition to the Fund, there are currently four other series of the Trust. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in the Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series).

         Shareholders of all funds of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by fund or class.

         The Trust may involuntarily redeem shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons:
(i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number if required to do so, (iii) to protect the tax status of the Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, (v) the failure of a shareholder to pay when due for the purchase of shares and (vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of the Fund.

         The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by a Fund if so required by law or regulation.

         Each shareholder of the Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Fund is not required to hold and has no present intention of holding annual meetings of shareholders, but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

         The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non- assessable, except as set forth below.

         The Portfolio in which the Fund invests is a series of a Institutional Portfolio, a trust organized under Massachusetts law. It is governed by a Declaration of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the Portfolio's investors, the Fund will generally call a meeting of its own shareholders, and will vote its shares in the Portfolio in accordance with the instructions it receives from its shareholders and will vote any shares for which it does not receive voting instructions from its shareholders in the same proportion as the shares of the Fund's shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, the Fund could vote its shares in the Portfolio in proportion to the vote of all the other investors in the Portfolio.

         The Trust, the Fund or any class thereof may merge or consolidate or may sell, lease or exchange all or substantially all of its assets if authorized at any meeting of shareholders representing a majority of the voting power of the Trust voting as a single class or of the Fund or of any class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the Fund or of any class. The Trust or the Fund or any class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. The Fund, or any class of the Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of the Fund or class, or by the Trustees by written notice to the shareholders of the Fund or class. If not so terminated, the Trust will continue indefinitely.

         The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employers and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

         The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

         The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

         The Trust's Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

         The Fund may add to or reduce its investment in the Portfolio on each business day. At 4:00 p.m., Eastern time, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m., Eastern time, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m., Eastern time, on the following business day of the Portfolio.

                       10. CERTAIN ADDITIONAL TAX MATTERS

TAXATION OF THE FUND

         The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of the Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes will be required to be paid by the Fund. If the Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal and state income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. The Portfolio believes that it will not be required to pay any U.S. federal or state income or excise taxes. As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay any Massachusetts income or excise taxes.

TAXATION OF SHAREHOLDERS

         TAXATION OF DISTRIBUTIONS

         Shareholders of the Fund will generally have to pay federal income taxes and any state or local income taxes on the dividends and capital gain distributions they receive from the Fund. Any distributions from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Because the Fund does not expect to receive dividends from U.S. corporations, it is expected that no Fund dividends will qualify for the dividends received deduction for corporations. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

         Any Fund distribution, other than dividends that are declared on a daily basis, will have the effect of reducing the per share net asset value of shares in the fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any such distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

         Although shareholders of the Fund generally will have to pay state and local income taxes on the dividends and capital gain distributions they receive from the Fund, distributions of the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but not generally from capital gains realized upon the dispositions of such obligations) may be exempt from state and local income taxes. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

         DISPOSITION OF SHARES

         In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a redemption of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

         FOREIGN INCOME TAXES

         Investment income received by the Fund from non-U.S. investments may be subject to foreign income taxes withheld at the source; the Fund does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine the Fund's effective rate of foreign tax in advance since that rate depends upon the proportion of the Portfolio's assets ultimately invested within various countries.

         NON-U.S. PERSONS

         The Fund will withhold federal income tax payments at the rate of 30% on taxable dividends and other payments subject to such withholding taxes that are made to persons who are not citizens or residents of the United States. The Fund may withhold at a lower rate permitted by an applicable treaty if the shareholder provides the documentation required by the Fund. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

         BACKUP WITHHOLDING

         The Fund is required in certain circumstances to apply backup withholding at the rate then in effect on taxable dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any non-corporate shareholder (including any such shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. The backup withholding rate is being reduced from the current 30% rate to 28% in a series of steps ending on January 1, 2006. Backup withholding will not, however, be applied to payments that have been subject to the withholding tax described in the preceding paragraph.

              11. INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

         KPMG LLP, 757 Third Avenue, New York, New York 10017 is the independent accountant for the Fund and the Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

         The Fund is newly-offered and has not issued financial statements as of the date of this Statement of Additional Information.

CITI(SM) INSTITUTIONAL ENHANCED INCOME FUND

INVESTMENT MANAGER
Citi Fund Management Inc.
100 First Stamford Place, Stamford, CT 06902

DISTRIBUTOR
Salomon Smith Barney Inc.
388 Greenwich Street, New York, NY 10013

TRANSFER AGENT
Travelers Bank & Trust, fsb
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
KPMG LLP
757 Third Avenue, New York, NY 10017

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

-------------------------------------------------------------------------------

SERVICE AGENTS
FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citigroup Private Bank
100 First Stamford Place, Stamford, CT 06902
Call Your Citibank Private Banking Account Officer or Registered Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:
Citigroup Asset Management
100 First Stamford Place, Stamford, CT 06902

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                     PART C

Item 23.  Exhibits.
                         ***** a(1)   Amended and Restated Declaration of Trust
                                      of the Registrant
                               a(2)   Form of Certificate of Amendment to the
                                      Amended and Restated Declaration of Trust
                                      of the Registrant
                         ***** b      Amended and Restated By-Laws of the
                                      Registrant
                               d      Form of Management Agreement between the
                                      Registrant and Citi Fund Management Inc.,
                                      as Manager
                               e      Form of Distribution Agreement between the
                                      Registrant and Salomon Smith Barney Inc.,
                                      as distributor
                            *  g(1)   Custodian Contract between the Registrant
                                      and State Street Bank and Trust Company
                                      ("State Street"), as custodian
                        *****  g(2)   Amendment to Custodian Contract
                                      between the Registrant and State
                                      Street, as Custodian
                               g(3)   Form of Letter Agreement adding Citi
                                      Institutional Enhanced Income Fund to the
                                      Custodian Contract between the Registrant
                                      and State Street, as custodian
                           *** h(1)   Transfer Agency Agreement with Citi
                                      Fiduciary Trust Company, as transfer
                                      agent
                               h(2)   Form of Letter Agreement adding Citi
                                      Institutional Enhanced Income Fund to
                                      Transfer Agency and Service Agreement
                                      between the Registrant and Travelers Bank
                                      & Trust Company (formerly known as Citi
                                      Fiduciary Trust Company), as transfer
                                      agent
                             * i(1)   Opinion and consent of counsel
                               m(1)   Form of Service Plan of the Registrant
                                      with respect to Class I Shares
                               m(2)   Form of Service Plan of the Registrant
                                      with respect to Class O Shares
                               m(3)   Form of Service Plan of the Registrant
                                      with respect to Class Y Shares
                               o      Form of Multiple Class Plan
                           *** p(1)   Code of Ethics of the Registrant and
                                      Citi Fund Management Inc.
                     ********* p(2)   Code of Ethics of Salomon Smith
                                      Barney Inc.
                      **,****, q(1)   Powers of Attorney for the Registrant
                     and *****
                               q(2)   Power of Attorney

---------------------
          * Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on August 28, 1996 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on August 28, 1996.

         ** Incorporated herein by reference to the Registrant's Registration
            Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 16, 1998 and the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on October 16, 1998.

        *** Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on November 1, 2000 and Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on November 1, 2000.

       **** Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on December 29, 2000 and Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on December 29, 2000.

      ***** Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 18, 2001 and Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on October 18, 2001.

Item 24.  Persons Controlled by or under Common Control with Registrant.

      Not applicable.

Item 25.  Indemnification.

      Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreement between the Registrant and Salomon Smith Barney Inc. incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

      The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

      Manager-Citi Fund Management Inc. ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly owned subsidiary of Smith Barney Fund Management LLC, which in turn is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

      Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).

Item 27.  Principal Underwriters.

      (a) Salomon Smith Barney Inc., the Registrant's distributor, is the distributor for Smith Barney Trust II, Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves, Citi New York Tax Free Reserves, Citi Premium Liquid Reserves and Citi Premium U.S. Treasury Reserves. Salomon Smith Barney Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

      Salomon Smith Barney Inc. is also the distributor for the following funds:
Salomon Brothers New York Tax Free Income Fund, Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, Salomon Brothers Mid Cap Fund, Smith Barney Diversified Large Cap Growth Fund, Smith Barney Small Cap Growth Opportunities Fund, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Municipal High Income Fund Inc., Travelers Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., SSB Citi Funds, Inc. - The Humane Equity Fund Inc., Salomon Brothers Opportunity Fund, Salomon Brothers 2008 Worldwide Income Fund, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Smith Barney Small Cap Growth Opportunities Portfolio, Travelers Series Fund Inc., and various series of unit investment trusts.

      (b) The information required by this Item 27 with respect to each director, officer and partner of Salomon Smith Barney Inc. is incorporated by reference to Schedule A of FORM BD filed by Salomon Smith Barney Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

      (c) Not applicable.

Item 28.  Location of Accounts and Records.

      The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

    NAME                                      ADDRESS

    Salomon Smith Barney Inc.                 388 Greenwich Street
    (distributor)                             New York, NY 10013

    State Street Bank and Trust Company       1776 Heritage Drive
    (custodian and sub-transfer agent)        North Quincy, MA 02171

    Travelers Bank & Trust, fsb               125 Broad Street
    (transfer agent)                          New York, NY 10004

    Citi Fund Management Inc.                 100 First Stamford Place
    (investment adviser)                      Stamford, CT 06902

Item 29.  Management Services.

     Not applicable.

Item 30.  Undertakings.

     Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 3rd day of June, 2002.

                                             CITIFUNDS INSTITUTIONAL TRUST, on
                                             behalf of its series, Citi
                                             Institutional Enhanced Income Fund

                                             By: /s/ Thomas C. Mandia
                                                 ------------------------------
                                                 Thomas C. Mandia
                                                 Assistant Secretary

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on June 3, 2002.

              Signature                                   Title
              ---------                                   -----

                                            President, Principal Executive
     R. Jay Gerken*                         Officer and Trustee
---------------------------------
     R. Jay Gerken

                                            Principal Financial Officer and
     Irving David*                          Principal Accounting Officer
---------------------------------
     Irving David

     Elliott J. Berv*                       Trustee
---------------------------------
     Elliott J. Berv

     Donald M. Carlton*                     Trustee
---------------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                 Trustee
---------------------------------
     A. Benton Cocanougher

     Mark T. Finn*                          Trustee
---------------------------------
     Mark T. Finn

     Riley C. Gilley*                       Trustee
---------------------------------
     Riley C. Gilley

     Stephen Randolph Gross*                Trustee
---------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                   Trustee
---------------------------------
     Diana R. Harrington

     Susan B. Kerley*                       Trustee
---------------------------------
     Susan B. Kerley

     Alan G. Merten*                        Trustee
---------------------------------
     Alan G. Merten

     Heath B. McLendon*                     Trustee
---------------------------------
     Heath B. McLendon

     C. Oscar Morong, Jr.*                  Trustee
---------------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                  Trustee
---------------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                   Trustee
---------------------------------
     Walter E. Robb, III

     E. Kirby Warren*                       Trustee
---------------------------------
     E. Kirby Warren


* By: /s/ Thomas C. Mandia
      ---------------------------
      Thomas C. Mandia
      Executed by Thomas C. Mandia
      on behalf of those indicated
      pursuant to Powers of Attorney.

                                   SIGNATURES

         Institutional Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 3rd day of June, 2002.

                                            INSTITUTIONAL PORTFOLIO, on behalf
                                            of its series, Institutional
                                            Enhanced Portfolio

                                            By: /s/ Thomas C. Mandia
                                                -------------------------------
                                                Thomas C. Mandia
                                                Assistant Secretary

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Institutional Trust has been signed below by the following persons in the capacities indicated below on June 3, 2002.

              Signature                                   Title
              ---------                                   -----

                                            President, Principal Executive
     R. Jay Gerken*                         Officer and Trustee
---------------------------------
     R. Jay Gerken

                                            Principal Financial Officer and
     Irving David*                          Principal Accounting Officer
---------------------------------
     Irving David

     Elliott J. Berv*                       Trustee
---------------------------------
     Elliott J. Berv

     Donald M. Carlton*                     Trustee
---------------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                 Trustee
---------------------------------
     A. Benton Cocanougher

     Mark T. Finn*                          Trustee
---------------------------------
     Mark T. Finn

     Riley C. Gilley*                       Trustee
---------------------------------
     Riley C. Gilley

     Stephen Randolph Gross*                Trustee
---------------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                   Trustee
---------------------------------
     Diana R. Harrington

     Susan B. Kerley*                       Trustee
---------------------------------
     Susan B. Kerley

     Alan G. Merten*                        Trustee
---------------------------------
     Alan G. Merten

     Heath B. McLendon*                     Trustee
---------------------------------
     Heath B. McLendon

     C. Oscar Morong, Jr.*                  Trustee
---------------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                  Trustee
---------------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                   Trustee
---------------------------------
     Walter E. Robb, III

     E. Kirby Warren*                       Trustee
---------------------------------
     E. Kirby Warren


*By: /s/ Thomas C. Mandia
     ----------------------------
     Thomas C. Mandia
     Executed by Thomas C. Mandia
     on behalf of those indicated
     pursuant to Powers of Attorney.

                                  EXHIBIT INDEX

Exhibit
No.:          Description:

a(2) Form of Certificate of Amendment to the Amended and Restated Declaration of Trust of the Registrant
d Form of Management Agreement between the Registrant and Citi Fund Management Inc., as Manager
e Form of Distribution Agreement between the Registrant and Salomon Smith Barney Inc., as distributor
g(3) Form of Letter Agreement adding Citi Institutional Enhanced Income Fund to the Custodian Contract between the Registrant and State Street, as custodian
h(2) Form of Letter Agreement adding Citi Institutional Enhanced Income Fund to Transfer Agency and Service Agreement between the Registrant and Travelers Bank & Trust Company, as transfer agent
m(1)      Form of Service Plan of the Registrant with respect to Class I Shares
m(2)      Form of Service Plan of the Registrant with respect to Class O Shares
m(3)      Form of Service Plan of the Registrant with respect to Class Y Shares
o         Form of Multiple Class Plan
q(2)      Power of Attorney